      S E M I A N N U A L  R E P O R T  /  S E P T E M B E R  3 0  1 9 9 9

            A I M  T A X - F R E E  I N T E R M E D I A T E  F U N D








                                      PHOTO















                            [AIM LOGO APPEARS HERE]

                 THE LIBRARY BY FELIX EDOUARD VALLOTTON
PHOTO            (1865-1925, SWISS)
                 VALLOTTON'S WIDELY DIVERSIFIED WORK COMPRISES MORE THAN 200 ENGRAVINGS, INNUMERABLE DRAWINGS, SOME 1,700 PAINTINGS, A FEW SCULPTURES, AS WELL AS A COLLECTION OF WRITINGS. HIS QUIET PAINTING OF THE LIBRARY REFLECTS THE ORDER, DIVERSITY AND PATIENCE OF LONG-TERM INVESTING.


AIM Tax-Free Intermediate Fund is for shareholders who seek a high level of income exempt from federal taxes. The fund purchases high-quality municipal bonds maturing in 10-1/2 years or less.


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:
o AIM Tax-Free Intermediate Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value.

o When sales charges are included in performance figures, those figures reflect the maximum 1.00% sales charge.

o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and expressed on an annualized basis.

o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.

o The fund's annualized distribution rate reflects the fund's most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:
o The Lehman Municipal Bond Index is an unmanaged composite representing an approximation of the performance of investment-grade municipal bonds. It is compiled by Lehman Brothers, a well-known global investment bank.

o   Lipper, Inc. is an independent mutual fund performance monitor.

o Government securities, such as U.S. Treasury bills, notes and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.

o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

AVERAGE ANNUAL TOTAL RETURNS
As of 9/30/99, including sales charges

      10 Years                   6.13%
      5 Years                    5.02
      1 Year                     0.02*
*1.00%, excluding sales charges

Past performance cannot guarantee comparable future results.
MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

            A I M  T A X - F R E E  I N T E R M E D I A T E  F U N D

     S E M I A N N U A L  R E P O R T  /  C H A I R M A N ' S  L E T T E R

               Dear Fellow Shareholder:

                   With only a short time remaining in 1999, the question on
  [PHOTO OF    Many of your minds may be, "How will the year 2000 computer issue
  Charles T.   affect AIM and my investments?" We would like you to feel
    Bauer,     comfortable. We are pleased to be able to report to you that as
 Chairman of   of June 1999 we achieved a major milestone toward year 2000 the Board of  compliance status: we have successfully completed the testing of
   THE FUND    all of our mission-critical systems.
APPEARS HERE]      Earlier this year, AIM participated in an industrywide test that gave us a chance to see how our technology systems might be affected by the changeover to the year 2000 (Y2K). Everything went as well as we had hoped; in general, the industry sailed through the testing process with flying colors. The financial industry has been seen as a leader in planning for year 2000 concerns. Thus, it was no surprise to most participants that the test was an overwhelming success.
                   The general purpose of the process was to test electronic
interfaces among financial industry members in the United States and to follow transactions through a typical trading cycle--from order entry to the settlement process. Investment banks, broker-dealers, custodian banks and mutual fund companies all worked together to make this possible. Approximately 400 firms were involved in the testing; AIM was one of 70 asset managers.

     During the testing process, thousands of transactions were submitted and approximately 260,000 steps were tested. Of those, only a handful experienced minor glitches--just 0.02% of the total number of transactions. All problems were worked through quickly before the hypothetical trades were settled. Of course, AIM will keep testing and planning throughout 1999 as a precaution.

AIM'S INTERNAL EFFORTS CONTINUE
As you know from our previous communications to you, AIM has been addressing the year 2000 issue for several years. Now that we have finished adjusting our applications and systems, our focus for the rest of 1999 is to continue monitoring the year 2000 readiness status of outside sources we're linked to electronically. On the investment side, our portfolio management staff is continually evaluating the Y2K preparedness of the domestic and foreign companies in which we invest.

    We feel that our preparations for 2000 are very comprehensive, and the industrywide testing showed that our colleagues in the financial industry are also working hard to be ready for the new year. We do not think shareholders need to take any extraordinary measures with their investments to prepare for 2000. However, if you have any lingering concerns, it may reassure you to know that AIM is finalizing contingency plans that will be ready if necessary. Our plans will give AIM employees guidelines to follow for a wide variety of situations.
    For a more comprehensive discussion of our Y2K efforts and for periodic updates, please visit our Web site, www.aimfunds.com.
    We are pleased to send you this report covering your fund's performance over the reporting period. If you have any questions or comments, please contact our Client Services department at 800-959-4246, or e-mail your inquiry to us at general@aimfunds.com. You can access information about your account through our automated AIM Investor Line at 800-246-5463 or at our Web site.
    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--. We appreciate your business.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman
A I M Advisors, Inc.

PLEASE NOTE THAT THE INFORMATION ABOUT THE YEAR 2000 IN THIS LETTER IS DEEMED AIM'S YEAR 2000 READINESS DISCLOSURE.


           A I M  T A X - F R E E  I N T E R M E D I A T E  F U N D

     S E M I A N N U A L  R E P O R T  /  M A N A G E R S '  O V E R V I E W

FUND FINDS OPPORTUNITIES IN MARKET DOWNTURN

HOW DID AIM TAX-FREE INTERMEDIATE FUND PERFORM DURING THE REPORTING PERIOD?
In the midst of the second-worst bond market on record, and the worst since 1994, AIM Tax-Free Intermediate Fund finished the reporting period in slightly negative territory. For the six-month period ended September 30, 1999, AIM Tax-Free Intermediate Fund returned -0.58% at net asset value, that is, without sales charges. Fund performance, although disappointing, was better than the municipal market's overall performance and compared favorably against its peers. The Lehman Municipal Bond Index sank 2.16% for the same period, while the average intermediate-term municipal bond fund tracked by Lipper, Inc. posted a 1.75% loss.
  The fund's net asset value per share moved within a relatively narrow range of $10.79 to $11.15 during the reporting period, continuing the fund's history of relative price stability. Despite the market turbulence in 1999, your fund continued to provide solid current income (see the chart below), exempt from federal taxes. AIM Tax-Free Intermediate Fund continued to attract investor interest in the volatile market environment. Net assets under management grew by more than 57% during the last six months, for a total of $384 million at the reporting period's close.

WHAT WERE THE MAJOR TRENDS IN FIXED-INCOME MARKETS DURING THE REPORTING PERIOD? It has been a challenging year for fixed-income securities. We are in the middle of a bear market that started in the fall of 1998. Tighter Federal Reserve Board (Fed) monetary policy, Y2K concerns and a weak U.S. dollar contributed to the downward pressure on bond prices in 1999. Bond markets struggled early in the reporting period as investors anticipated that the Fed might increase interest rates to slow the booming U.S. economy and fight the threat of inflation.
  U.S. Treasury bond yields rose steadily through early 1999, while municipal bond yields held fast. However, beginning in April, municipal bond yields started to increase dramatically. At the same time, while the supply of municipal bonds was light during the period -- particularly compared to 1998's near-record levels of issuance -- the demand was similarly muted.
  Spurred by two interest-rate hikes in the second quarter, most market interest rates also began to climb. Bond prices move in the opposite direction of market interest rates, and this year's move has dramatically affected most sectors of the bond markets.
  However, rates on the benchmark 30-year Treasury bond began to buck this trend by inching down slightly toward the end of the third quarter. Some analysts believe this could be an early sign that investors, fearing increased stock market volatility and financial market disruptions caused by Y2K, may already be taking flight to safety. Typically, bonds get a second look when stocks falter, because investors believe they can earn competitive returns and because bonds generally are better than stocks at reducing downside risk.

GIVEN CURRENT ECONOMIC CONDITIONS, HOW HAVE YOU MANAGED THE PORTFOLIO?
We have been making several changes to the fund's portfolio to take advantage of the market downturn. Many of the bonds that we bought 12 to 18 months ago have incurred some losses as interest rates have



FUND PROVIDES SOLID INCOME
AS OF 9/30/99

[BAR CHART]

30-day Distribution Rate at NAV                   4.55%
Taxable Equivalent Distribution Rate*             7.53%
30-Day SEC Yield at Maximum Offering Price        4.14%
Taxable Equivalent 30-Day SEC Yield*              6.84%
30-Year U.S. Treasury Bond Yield                  6.05%

*Assumes highest marginal federal tax rate of 39.6%.


HISTORY OF NET ASSET
VALUE STABILITY
5/11/87-9/30/99
10         5/11/87        10.07      3/91        10.67      3/95
9.93       6/87           10.07      6/91        10.76      6/95
9.59       9/87           10.2       9/91        10.84      9/95
9.79       12/87          10.33      12/91       10.92      12/95
9.89       3/88           10.27      3/92        10.79      3/96
9.82       6/88           10.43      6/92        10.72      6/96
9.86       9/88           10.55      9/92        10.74      9/96
9.81       12/88          10.58      12/92       10.8       12/96
9.69       3/89           10.74      3/93        10.73      3/97
9.94       6/89           10.87      6/93        10.86      6/97
9.77       9/89           11.03      9/93        10.97      9/97
9.99       12/89          11.02      12/93       11.06      12/97
9.89       3/90           10.62      3/94        11.05      3/98
9.93       6/90           10.61      6/94
9.88       9/90           10.56      9/94
10.01      12/90          10.38      12/94


NET ASSETS GREW BY 57%

[BAR CHART]
3/31/99  $244 million
9/30/99  $384 million

Source: Towers Data Systems HYPO--Registered Trademark--. There is no guarantee the fund will maintain a constant NAV. Investment return will vary, so you may have a gain or a loss when you sell shares. Past performance cannot guarantee comparable future results.

          See important fund and index disclosures inside front cover.


           A I M  T A X - F R E E  I N T E R M E D I A T E  F U N D

   S E M I A N N U A L  R E P O R T  /  M A N A G E R S '  O V E R V I E W

PORTFOLIO COMPOSITION
As of 9/30/99, based on total net assets

TOP FIVE BOND HOLDINGS
                                    COUPON    MATURITY    % OF PORTFOLIO

1. San Antonio Texas Electric & Gas 5.25%     02/01/10         2.23%
2. New Hampshire Municipal Bond     5.25%     08/15/09         1.45%
3. Louisiana (State of)             6.00%     04/15/07         1.39%
4. Hawaii (State of)                6.00%     03/01/07         1.39%
5. New York (City of)               5.60%     11/01/05         1.36%


AVERAGE QUALITY RATING     AA+                PORTFOLIO CREDIT QUALITY
NUMBER OF HOLDINGS         271                [PIE CHART]
AVERAGE MATURITY           6.75 years         AAA         70%
DURATION                   5.24 years         AA          21%
                                              A            9%

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.




risen. We decided to realize these losses, knowing we can use them in the future to offset realized capital gains. Since the fund is managed for tax-free income and not total return, we try to avoid any distribution that would result in a taxable event for our shareholders. At the same time, proceeds from the sales can be reinvested in bonds with significantly higher yields.
        Cash flow into the fund has been strong during the reporting period. This also gave us an opportunity to lock in higher-yielding bonds at attractive prices. As a result, the average maturity of the fund's holdings has increased slightly from six months ago. As of September 30, the average maturity was 6.75 years, up from 4.5 years on March 31. The number of holdings in the fund's portfolio also increased from 197 six months ago to 271 at the end of the reporting period.

WHERE ELSE DID YOU FIND OPPORTUNITIES DURING THE REPORTING PERIOD?
We also found attractive opportunities in the yield spreads between bond-quality sectors. The fund had been heavily invested in AAA bonds because the yield spreads between bond-quality sectors had been very narrow. However, during the last six months they have widened to the point where there was significant incentive to step down in quality to take advantage of the increased yields. At the reporting period's close, the fund had increased its AA bond holdings to 21% of total net assets, up from 12% six months ago. Despite this change, the fund continued to focus on high-quality debt issues. The average credit quality in the fund's portfolio remained AA+.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
Although there seems to be a great deal of fear in the fixed-income markets presently, we believe this market environment provides a good buying opportunity. Interest rates have risen to attractive levels and the ratio between municipal bond yields and U.S. Treasury yields is very compelling. Even after gaining some ground, municipal bonds remain relatively cheap alternatives to U.S. Treasuries. We believe that current yields are likely to offer investors good returns.
        Shortly after the close of the fund's reporting period, Fed policy makers opted to leave interest rates unchanged at their October 5 meeting but signaled to financial markets that they are leaning toward raising rates in the future if they spot any sign of faster inflation. If the Fed does raise rates again, we believe that it may improve the outlook for the bond markets because the move will indicate that the Fed is serious about heading off inflationary pressures, which can erode the income potential of bonds.

DO YOU FORESEE ANY OTHER IMPROVEMENTS FOR FIXED-INCOME MARKETS?
Every ten seconds, a baby boomer in the United States turns 50. With about 80 million baby boomers 10 to 15 years away from retirement, we may begin to see a subtle shift of assets to fixed-income investments as investors move toward preservation of capital and away from growth-oriented vehicles. The financial markets have been very good to investors in the last 20 years, so there's an incentive to lock in gains. We believe that in the near future there may be a renewed interest in fixed-income securities and in particular municipal bonds as they remain the only tax-free vehicles for investors.


          See important fund and index disclosures inside front cover.


           A I M  T A X - F R E E  I N T E R M E D I A T E  F U N D

SCHEDULE OF INVESTMENTS

September 30, 1999
(Unaudited)

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
ALABAMA-3.08%
Alabama State Municipal
  Electric Authority;
  Power Supply Series 1991
  A RB
  6.30%, 09/01/01(b)         AAA     Aaa      $  400   $    415,508
-------------------------------------------------------------------
Birmingham (City of);
  Limited Tax Series 1999 B
  GO
  5.125%, 06/01/08            AA     Aa3       2,660      2,692,266
-------------------------------------------------------------------
  5.125%, 06/01/09            AA     Aa3       3,355      3,376,371
-------------------------------------------------------------------
Birmingham (City of)
  Special Care Facilities
  Financing Authority
  (Charity Obligation
  Group);
  Hospital Series 1997 D RB
  4.95%, 11/01/07(c)         AA+     Aa2         970        962,968
-------------------------------------------------------------------
Lauderdale & Florence
  (County of) Health Care
  Authority (Coffee Health
  Group Project);
  Unlimited Tax Series 1999
  A GO
  5.00%, 07/01/07(b)         AAA     Aaa       2,450      2,460,731
-------------------------------------------------------------------
McIntosh Alabama Industrial
  Development Board;
  Environmental Improvement
  Series 1998 B RB
  4.65%, 06/01/08            AA-      A2       2,000      1,926,680
-------------------------------------------------------------------
                                                         11,834,524
-------------------------------------------------------------------
ALASKA-1.30%
Alaska State Housing
  Financing Corp.; Series
  1991 A-1 RB
  4.90%, 12/01/07(b)         AAA     Aaa         800        793,064
-------------------------------------------------------------------
Anchorage (City of);
  Unlimited Tax Series 1994
  GO
  5.50%, 07/01/06(b)         AAA     Aaa       1,950      2,031,061
-------------------------------------------------------------------
Fairbanks North Star
  Borough;
  Unlimited Tax School
  Series 1999 B GO
  5.125%, 04/01/09(b)        AAA     Aaa       1,160      1,164,756
-------------------------------------------------------------------
Matanuska-Susitna Borough;
  Unlimited Tax Series 1999
  A GO
  5.00%, 03/01/09(b)         AAA     Aaa       1,000        994,770
-------------------------------------------------------------------
                                                          4,983,651
-------------------------------------------------------------------
ARIZONA-3.06%
Graham County Unified
  School District #1
  (Safford Project of
  1997);
  Unlimited Tax Series 1999
  B GO
  4.40%, 07/01/07(b)          --     Aaa         400        389,228
-------------------------------------------------------------------
Maricopa County Unified
  School District #4 (Mesa
  Project of 1995);
  Unlimited Tax Series 1998
  E GO
  5.00%, 07/01/09(b)         AAA     Aaa       1,900      1,896,960
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
ARIZONA-(CONTINUED)
Maricopa County Unified
  School District #41
  (Gilbert Project of
  1988);
  Unlimited Tax Series 1992
  E GO
  6.20%, 07/01/02(d)         AAA     Aaa      $1,250   $  1,312,963
-------------------------------------------------------------------
Maricopa County Unified
  High School District #210
  (Phoenix Project of
  1995);
  Unlimited Tax Series 1998
  C GO
  4.00%, 07/01/00             AA     Aa3       2,500      2,504,950
-------------------------------------------------------------------
Mohave County Unified
  School District #1 (Lake
  Havasu);
  Unlimited Tax Series 1996
  A GO 5.40%, 07/01/06(b)    AAA     Aaa         200        207,758
-------------------------------------------------------------------
Navajo County Unified
  School District
  (Herber-Overgaard);
  Unlimited Tax Series 1997
  A GO
  5.00%, 07/01/07(b)         AAA     Aaa         450        455,148
-------------------------------------------------------------------
Nogales Municipal
  Development Authority;
  Series 1999 RB
  4.20%, 06/01/08(b)          --     Aaa         710        677,169
-------------------------------------------------------------------
  4.30%, 06/01/09(b)          --     Aaa         530        503,781
-------------------------------------------------------------------
Phoenix (City of) Senior
  Lien Street and Highway
  User;
  Refunding Series 1992 RB
  6.20%, 07/01/02             AA      A1       1,000      1,046,410
-------------------------------------------------------------------
PIMA County Unified School
  District #10
  (Amphitheater Project of
  1994);
  Unlimited Tax Series 1997
  C GO
  5.00%, 07/01/09(b)         AAA     Aaa       1,010      1,008,384
-------------------------------------------------------------------
Yuma County School District
  #13 (Crane Elementary);
  Refunding Unlimited Tax
  Series 1998 GO
  5.25%, 07/01/01(b)          --     Aaa         675        688,763
-------------------------------------------------------------------
Yuma Industrial Development
  Authority (Yuma Regional
  Medical Center Project);
  Refunding Hospital Series
  1997 RB
  5.70%, 08/01/06(b)         AAA     Aaa       1,000      1,057,120
-------------------------------------------------------------------
                                                         11,748,634
-------------------------------------------------------------------
ARKANSAS-1.92%
Arkansas State Development
  Financial Authority;
  Correction Facility
  Series 1996 RB
  6.25%, 10/01/06(b)         AAA     Aaa       1,800      1,964,556
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
ARKANSAS-(CONTINUED)
Conway (City of);
  Sales and Use Tax Capital
  Improvement Series 1997 A
  RB
  4.80%, 12/01/07(b)         AAA     Aaa      $  825   $    821,098
-------------------------------------------------------------------
Fort Smith Water and Sewer;
  Series 1999 RB
  5.00%, 10/01/08(b)         AAA      A-       1,000      1,005,030
-------------------------------------------------------------------
Little Rock (City of)
  Health Facility Board
  (Baptist Medical Center);
  Refunding Hospital Series
  1991 RB
  6.70%, 11/01/04(b)         AAA     Aaa       1,400      1,519,742
-------------------------------------------------------------------
North Little Rock (City
  of);
  Refunding Electric Series
  1992 A RB
  6.00%, 07/01/01(b)         AAA     Aaa         500        515,580
-------------------------------------------------------------------
Sebastian (County of)
  (Arkansas Community Jr.
  College District);
  Refunding and Improvement
  Limited Tax Series 1997
  GO
  5.10%, 04/01/06(b)          --     Aaa         500        511,915
-------------------------------------------------------------------
  5.20%, 04/01/07(b)          --     Aaa       1,000      1,026,810
-------------------------------------------------------------------
                                                          7,364,731
-------------------------------------------------------------------
CALIFORNIA-1.56%
California Health Care
  Facilities Financing
  Authority (Casa De Las
  Campanas);
  Refunding Series A RB
  4.875%, 08/01/08            A+      --         700        697,718
-------------------------------------------------------------------
California Intercommunity
  Hospital Financing
  Authority (NorthBay
  Healthcare System);
  Series 1998 COP
  4.60%, 11/01/08(b)          A       --       1,210      1,164,746
-------------------------------------------------------------------
California State Public
  Works Board Department of
  Corrections (Madera
  County State Prison);
  Lease Series 1990 A RB
  7.00%, 09/01/00             A+      A1         100        103,070
-------------------------------------------------------------------
Folsom (City of) (School
  Facilities Project);
  Unlimited Tax Series 1994
  B GO
  6.00%, 08/01/02(b)         AAA     Aaa         500        527,500
-------------------------------------------------------------------
Inglewood (City of) (Daniel
  Freeman Hospital Inc.);
  Insured Hospital Series
  1991 RB
  6.50%, 05/01/01(d)         NRR     NRR         400        415,512
-------------------------------------------------------------------
Orange (County of);
  Refunding Recovery Series
  1995 A RB
  5.50%, 06/01/06(b)         AAA     Aaa       1,000      1,056,900
-------------------------------------------------------------------
San Francisco (City and
  County of) Parking
  Authority;
  Parking Meter Series 1994
  RB
  6.75%, 06/01/05(b)         AAA     Aaa         500        556,905
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
CALIFORNIA-(CONTINUED)
South San Francisco Capital
  Improvements Financing
  Authority;
  Redevelopment Series 1999
  A RB
  4.30%, 09/01/08(b)          A       --      $1,255   $  1,199,391
-------------------------------------------------------------------
West End Water Treatment
  and Conservation Joint
  Powers Authority;
  Water Facilities Series
  1990 COP
  7.00%, 10/01/00(d)         NRR     NRR         250        258,060
-------------------------------------------------------------------
                                                          5,979,802
-------------------------------------------------------------------
COLORADO-1.69%
Boulder (County of);
  Open Space Capital
  Improvement Trust Fund
  Series 1998 RB
  5.25%, 12/15/09            AA-      --       3,000      3,053,160
-------------------------------------------------------------------
Denver (City & County of)
  Excise Tax;
  Refunding Series 1999 A
  RB
  5.25%, 09/01/09(b)         AAA     Aaa       1,110      1,128,814
-------------------------------------------------------------------
Eagle (County of);
  Series 1999 COP
  4.80%, 12/01/07(b)         AAA     Aaa         665        661,854
-------------------------------------------------------------------
Highlands Ranch
  Metropolitan District #3;
  Refunding Unlimited Tax
  Series 1998 B GO
  4.50%, 12/01/04(b)          A       --       1,175      1,163,227
-------------------------------------------------------------------
  4.80%, 12/01/08(b)          A       A          500        486,255
-------------------------------------------------------------------
                                                          6,493,310
-------------------------------------------------------------------
CONNECTICUT-3.75%
Connecticut (State of)
  Development Authority
  (Independent Living
  Project); Health Care
  Variable Rate Demand
  Series 1990 RB
  (LOC-Chase Manhattan
  Bank)
  3.65%, 07/01/15(e)          --    VMIG1      2,361      2,361,000
-------------------------------------------------------------------
Connecticut (State of)
  Health and Educational
  Facilities Authority
  (Yale University);
  Series 1997 T-2 RB
  3.70%, 07/01/29(e)         A-1+   VMIG1      3,647      3,647,000
-------------------------------------------------------------------
Connecticut (State of)
  Residential Recovery
  Authority (Bridgeport
  Resco Co. LP Project);
  Refunding Series 1999 RB
  5.00%, 01/01/07(b)         AAA     Aaa       2,000      2,004,660
-------------------------------------------------------------------
  5.00%, 01/01/08(b)         AAA     Aaa       1,000        997,250
-------------------------------------------------------------------
  5.125%, 01/01/09(b)        AAA     Aaa       1,000      1,002,470
-------------------------------------------------------------------
Connecticut (State of)
  Residential Recovery
  Authority;
  Connecticut System Series
  1999 A RB
  5.50%, 11/15/03(b)         AAA     Aaa       2,000      2,077,240
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
CONNECTICUT-(CONTINUED)
Connecticut (State of)
Special Tax Obligation (2nd
Lien Transportation
Infrastructure-1);
Variable Rate Demand Series
1990 RB
3.75%, 12/01/10(e)           A-1+   VMIG1     $  118   $    118,000
-------------------------------------------------------------------
New Haven (City of);
  Unlimited Series 1997 GO
  6.00%, 02/15/06(b)         AAA     Aaa       2,050      2,198,420
-------------------------------------------------------------------
                                                         14,406,040
-------------------------------------------------------------------
DELAWARE-0.99%
Delaware Transportation
  Authority;
  Senior Lien
  Transportation System
  Series 1991 RB
  6.00%, 07/01/01(c)(d)      AAA     NRR         750        773,243
-------------------------------------------------------------------
University of Delaware;
  Variable Rate Demand
  Series 1998 RB
  3.75%, 11/23/23(e)         A-1+     --       3,019      3,019,000
-------------------------------------------------------------------
                                                          3,792,243
-------------------------------------------------------------------
DISTRICT OF COLUMBIA-4.54%
District of Columbia;
  Refunding Unlimited Tax
  GO
  Series 1993 B-2,
  5.50%, 06/01/07(b)         AAA     Aaa       3,000      3,101,940
-------------------------------------------------------------------
  Series 1993 B-1,
  5.50%, 06/01/09(b)         AAA     Aaa       1,250      1,283,825
-------------------------------------------------------------------
  Series 1999 B,
  5.50%, 06/01/09(b)         AAA     Aaa       5,000      5,135,300
-------------------------------------------------------------------
District of Columbia;
  Unlimited Tax Series 1992
  B GO
  6.125%, 06/01/02(c)(d)     AAA     Aaa          60         63,741
-------------------------------------------------------------------
District of Columbia;
  Unrefunded Unlimited Tax
  Series 1992 B GO
  6.125%, 06/01/03(b)        AAA     Aaa       2,960      3,116,170
-------------------------------------------------------------------
District of Columbia
  (American Association of
  Advancement Science);
  Series 1997 RB
  5.00%, 01/01/05(b)         AAA     Aaa         800        807,640
-------------------------------------------------------------------
District of Columbia
  (Gonzaga College High
  School);
  Series 1999 RB
  5.25%, 07/01/08(b)         AAA     Aaa         500        505,545
-------------------------------------------------------------------
  5.25%, 07/01/09(b)         AAA     Aaa         510        511,499
-------------------------------------------------------------------
District of Columbia
  (Howard University Issue
  (The));
  Series 1990 A RB
  6.90%, 10/01/00(d)         AAA     NRR         200        205,922
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
DISTRICT OF COLUMBIA-(CONTINUED)
District of Columbia
  (Medlantic Healthcare
  Group);
  Hospital Refunding Series
  A RB
  Series 1993, 5.50%,
  08/15/06(d)                AAA     Aaa      $  500   $    520,815
-------------------------------------------------------------------
  Series 1996, 6.00%,
  08/15/06(d)                AAA     Aaa       1,550      1,659,399
-------------------------------------------------------------------
  Series 1997, 6.00%,
  08/15/07(d)                AAA     Aaa         500        536,165
-------------------------------------------------------------------
                                                         17,447,961
-------------------------------------------------------------------
FLORIDA-2.90%
Broward (County of)
  Expressway Authority;
  Refunding Unlimited Tax
  Series 1986 A GO
  6.50%, 07/01/04            AA+     Aa2       1,000      1,002,300
-------------------------------------------------------------------
Jacksonville Health
  Faculties Authority
  (Charity Obligation
  Group);
  Hospital Series 1999 C RB
  5.00%, 08/15/09            AA+     Aa2       1,275      1,244,872
-------------------------------------------------------------------
Lee (County of) Housing
  Financial Authority
  (Forestwood Apartments
  Project);
  Multifamily Housing
  Variable Rate Demand
  Series 1995 A RB
  3.20%, 06/15/25(e)         A-1+     --       1,762      1,762,000
-------------------------------------------------------------------
Miami Beach (City of)
  Health Facilities
  Authority (South Shore
  Hospital);
  Series 1998 A RB
  4.80%, 08/01/08             A       --       1,000        978,140
-------------------------------------------------------------------
Orange (County of) Health
  Facilities Authority
  (South Central Nursing);
  Mortgage Series 1999 A RB
  5.00%, 07/01/09(b)         AAA     Aaa       1,830      1,831,263
-------------------------------------------------------------------
Palm Beach (County of)
  Solid Waste Authority;
  Refunding Series 1997 A
  RB
  5.50%, 10/01/06(b)         AAA     Aaa       3,000      3,139,740
-------------------------------------------------------------------
Walton (County of) School
  Board;
  Series 1999 COP
  4.875%, 07/01/09(b)        AAA     Aaa       1,210      1,194,693
-------------------------------------------------------------------
                                                         11,153,008
-------------------------------------------------------------------
GEORGIA-2.26%
Albany (City of) Sewer
  System;
  Series 1992 RB
  6.30%, 07/01/02(b)(d)      AAA     Aaa         500        525,800
-------------------------------------------------------------------
Cobb-Marietta Coliseum and
  Exhibit Hall Authority;
  Series 1999 RB
  5.00%, 10/01/09(b)         AAA     Aaa         250        248,640
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
GEORGIA-(CONTINUED)
De Kalb (County of) Private
  Hospital Authority
  (Egleston Children's
  Hospital);
  Variable Rate Demand
  Series 1994 A RAN
  LOC-Suntrust Bank
  3.65%, 03/01/24(e)         A-1+   VMIG1     $2,132   $  2,132,000
-------------------------------------------------------------------
Fulton (County of) Water
  and Sewer;
  Refunding Series 1992 RB
  5.75%, 01/01/02(b)         AAA     Aaa         715        736,850
-------------------------------------------------------------------
Georgia State Municipal
  Electric Authority;
  Series 1991 V RB
  6.00%, 01/01/01(b)(d)      AAA     Aaa       1,000      1,021,680
-------------------------------------------------------------------
Georgia State Municipal
  Electric Authority
  (Project One);
  Sub Series 1998 A RB
  4.75%, 01/01/08(b)         AAA     Aaa       2,500      2,469,650
-------------------------------------------------------------------
Metropolitan Atlanta Rapid
  Transportation Authority;
  Sales Tax Refunding
  Series 1991 M RB
  6.15%, 07/01/02            AA-      A1         500        522,175
-------------------------------------------------------------------
Savannah (City of) Hospital
  Authority (St.
  Joseph's/Candler Health
  System);
  Series 1998 A RB
  5.25%, 07/01/08(b)          --     Aaa       1,000      1,018,860
-------------------------------------------------------------------
                                                          8,675,655
-------------------------------------------------------------------
HAWAII-2.61%
Hawaii (State of);
  Refunding Unlimited Tax
  Series CO 1997 GO
  6.00%, 03/01/07(b)         AAA     Aaa       5,000      5,344,300
-------------------------------------------------------------------
Hawaii (State of);
  Unlimited Tax Series CA
  1993 GO
  5.75%, 01/01/10(b)         AAA     Aaa       2,000      2,094,380
-------------------------------------------------------------------
Hawaii (State of) (Kapolei
  State Office Building);
  Series 1998 A COP
  4.50%, 05/01/09            AAA     Aaa       2,725      2,588,396
-------------------------------------------------------------------
                                                         10,027,076
-------------------------------------------------------------------
ILLINOIS-6.03%
Chicago (City of);
  Limited Tax Series 1997
  GO
  6.00%, 01/01/06(b)         AAA     Aaa         500        532,805
-------------------------------------------------------------------
Chicago (City of) Public
  Building Commission;
  Unlimited Tax Series 1999
  C GO
  5.50%, 02/01/06(b)         AAA     Aaa       1,500      1,556,565
-------------------------------------------------------------------
Hoffman Estates Illinois
  Multifamily Housing (Park
  Place Apartments
  Project);
  Refunding Series 1996 RB
  5.75%, 06/01/06(c)         AAA     Aaa       1,400      1,444,953
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
ILLINOIS-(CONTINUED)
Illinois Development
  Financial Authority
  (American College of
  Surgeons);
  Variable Rate Demand
  Series 1996 RB
  (LOC-Northern Trust Co.)
  3.85%, 08/01/26(e)         A-1+     --      $3,131   $  3,131,002
-------------------------------------------------------------------
Illinois Development
  Financial Authority
  (Citizens Utility Company
  Project);
  Variable Rate Demand
  Series 1997 IDR
  4.80%, 08/01/07(c)(e)      A-1      --       1,000        987,110
-------------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Augustana College);
  Series 1997 RB
  4.80%, 10/01/99(b)         AAA      --         375        375,000
-------------------------------------------------------------------
Illinois Educational
  Facilities Authority (MJH
  Educational Assistance);
  Series 1999 B RB
  4.625%, 09/01/04(b)(c)     AAA     Aaa         350        347,186
-------------------------------------------------------------------
Illinois Health Facilities
  Authority (Alexian
  Brothers Health System);
  Series 1997 A RB
  5.00%, 02/01/06(b)         AAA     Aaa       1,000      1,007,920
-------------------------------------------------------------------
Illinois Health Facilities
  Authority (Edward
  Obligated Group);
  Series 1997 A RB
  4.90%, 02/15/08(b)         AAA     Aaa         835        829,297
-------------------------------------------------------------------
Illinois Health Facilities
  Authority (Highland Park
  Hospital);
  Series 1991 A RB
  4.80%, 10/01/99(b)         AAA     Aaa         255        255,000
-------------------------------------------------------------------
  Series 1991 B RB
  5.55%, 10/01/06(b)         AAA     Aaa         500        520,535
-------------------------------------------------------------------
Illinois Health Facilities
  Authority (Revolving Fund
  Pooled);
  Variable Rate Demand
  Series 1985 D RB
  (LOC-First National Bank)
  3.80%, 08/01/15(e)         A-1+   VMIG1      3,373      3,373,000
-------------------------------------------------------------------
Illinois Regional
  Transportation Authority;
  Series 1994 B RB
  6.30%, 06/01/04(c)(d)      AAA     Aaa       1,000      1,090,590
-------------------------------------------------------------------
Illinois (State of);
  Series 1999 COP
  4.90%, 07/01/08(b)         AAA     Aaa       1,000        992,910
-------------------------------------------------------------------
Illinois (State of);
  Unlimited Tax Series 1999
  GO
  5.00%, 03/01/09             AA     Aa2       4,550      4,536,305
-------------------------------------------------------------------
Joliet (City of) Waterworks
  and Sewer;
  Series 1989 RB
  6.95%, 01/01/01(b)         AAA     Aaa         250        258,378
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
ILLINOIS-(CONTINUED)
Kane (County of) Public
Building Commission;
Public Building Series 1991
B RB
6.20%, 12/01/99(c)(d)        NRR     NRR      $  700   $    702,618
-------------------------------------------------------------------
McHenry (County of) School
  District #47 (Crystal
  Lake);
  Unlimited Tax Series 1999
  GO
  5.125%, 02/01/10(b)         --     Aaa       1,250      1,241,500
-------------------------------------------------------------------
                                                         23,182,674
-------------------------------------------------------------------
INDIANA-3.20%
Frankfort Middle School
  Building Corp.;
  Refunding First Mortgage
  Series 1996 RB
  5.20%, 01/10/07(b)         AAA     Aaa         295        300,331
-------------------------------------------------------------------
Hamilton (County of);
  Optional Income Tax
  Revenue Series 1998 RB
  5.00%, 07/10/08(b)         AAA     Aaa       1,095      1,096,456
-------------------------------------------------------------------
Indiana Health Facilities
  Financing Authority
  (Charity Obligated
  Group);
  Variable Rate Demand
  Series 1997 D RB
  5.00%, 11/01/07(c)(e)      AA+    VMIG1      2,470      2,436,062
-------------------------------------------------------------------
Indiana Municipal Power
  Agency (Power Supply
  System);
  Refunding Special
  Obligation 1st-Crossover
  Series 1998 B RB
  4.80%, 01/01/09(b)         AAA     Aaa       2,000      1,956,080
-------------------------------------------------------------------
Indiana Transportation
  Finance Authority;
  Airport Facilities Lease
  Series 1992 A RB
  6.00%, 11/01/01             A+      A1         500        516,860
-------------------------------------------------------------------
Indiana Transportation
  Finance Authority;
  Highway Series 1993 A RB
  5.50%, 06/01/07(b)         AAA     Aaa       1,000      1,037,850
-------------------------------------------------------------------
Indianapolis (City of);
  Local Public Improvement
  Series 1999 D RB
  5.00%, 01/01/08            AAA     Aaa       1,100      1,107,304
-------------------------------------------------------------------
  5.10%, 01/01/09            AAA     Aaa         425        429,335
-------------------------------------------------------------------
  5.20%, 01/01/10            AAA     Aaa       1,400      1,409,828
-------------------------------------------------------------------
Warren (City of)
  Independent School
  Building Corp;
  Refunding First Mortgage
  Series 1998 RB
  4.30%, 01/05/01(b)         AAA     Aaa         500        500,935
-------------------------------------------------------------------
  4.50%, 01/05/03(b)         AAA     Aaa       1,500      1,503,060
-------------------------------------------------------------------
                                                         12,294,101
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
IOWA-1.27%
Des Moines (City of);
  Unlimited Tax Series 1999
  A GO
  4.80%, 06/01/08            AA+     Aa2      $  775   $    765,235
-------------------------------------------------------------------
  4.90%, 06/01/09            AA+     Aa2         810        797,713
-------------------------------------------------------------------
Iowa Student Loan Liquidity
  Corp.;
  Student Loan Series 1992
  A RB
  6.25%, 03/01/00             --     Aa1         500        503,695
-------------------------------------------------------------------
Muscatine (City of);
  Refunding Electric Series
  1986 RB
  5.00%, 01/01/08             A       A3       2,855      2,820,654
-------------------------------------------------------------------
                                                          4,887,297
-------------------------------------------------------------------
KANSAS-1.08%
Burlington (City of)
  Environmental Improvement
  (Kansas City Power and
  Light Company Project);
  Refunding Series 1998 D
  RB
  4.35%, 09/01/01(c)          A-      A2       1,250      1,243,412
-------------------------------------------------------------------
  4.50%, 09/01/03(c)          A-      A2       2,000      1,982,980
-------------------------------------------------------------------
Sedgewick (County of)
  Unified School District
  #265;
  Refunding and Improvement
  Unlimited Tax Series 1999
  GO
  4.35%, 10/01/09(b)          --     Aaa       1,000        944,110
-------------------------------------------------------------------
                                                          4,170,502
-------------------------------------------------------------------
KENTUCKY-0.80%
Carrollton and Henderson
  Public Energy Authority;
  Gas Series B 1998 RB
  4.20%, 01/01/06(b)         AAA     Aaa       1,000        967,920
-------------------------------------------------------------------
Kentucky Economic
  Development Finance
  Authority (Ashland
  Hospital Corp.);
  Refunding and Improvement
  Medical Center Series
  1998 RB
  4.50%, 02/01/02(b)         AAA     Aaa         850        852,737
-------------------------------------------------------------------
Kentucky State Property and
  Buildings Commission
  (Project #64);
  Series 1999 RB
  5.125%, 05/01/09(b)        AAA     Aaa       1,000      1,004,840
-------------------------------------------------------------------
Kentucky State Turnpike
  Authority (Economic
  Development Road
  Revitalization Projects);
  Series 1990 RB
  7.125%, 05/15/00(c)(d)     AAA     Aaa         260        269,100
-------------------------------------------------------------------
                                                          3,094,597
-------------------------------------------------------------------
LOUISIANA-3.46%
Jefferson Parish School
  Board;
  Sales and Use Tax Series
  1995 RB
  6.00%, 02/01/04(b)         AAA     Aaa       1,720      1,813,981
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
LOUISIANA-(CONTINUED)
Louisiana (State of);
  Unlimited Tax Series A GO
  Refunding Series 1997,
  5.25%, 08/01/03(b)         AAA     Aaa      $2,000   $  2,061,920
-------------------------------------------------------------------
  Series 1993, 6.00%,
  04/15/07(b)                AAA     Aaa       5,000      5,358,950
-------------------------------------------------------------------
Louisiana (State of)
  Offshore Terminal
  Authority (Loop, Inc.);
  Refunding Deepwater Port
  1st Stage Series 1992 RB
  6.00%, 09/01/01             A       A3       1,000      1,021,920
-------------------------------------------------------------------
  6.20%, 09/01/03             A       A3       1,000      1,042,760
-------------------------------------------------------------------
New Orleans (City of);
  Refunding Certificates of
  Indebtedness Series 1998
  A GO
  4.15%, 08/01/01(b)         AAA     Aaa       2,000      2,004,440
-------------------------------------------------------------------
                                                         13,303,971
-------------------------------------------------------------------
MAINE-0.73%
Maine Financial Authority;
  Electric Refunding Rate
  Stabilization Series 1998
  A RB
  4.50%, 07/01/08(b)         AAA     Aaa       1,830      1,775,814
-------------------------------------------------------------------
Regional Waste System Inc.
  (Solid Waste Resource
  Recovery);
  Series 1998 P RB
  5.25%, 07/01/03             AA      --       1,000      1,026,510
-------------------------------------------------------------------
                                                          2,802,324
-------------------------------------------------------------------
MARYLAND-0.23%
Anne Arundel (County of);
  Limited Tax Series 1999
  GO
  5.00%, 05/15/09            AA+     Aa2         880        883,951
-------------------------------------------------------------------
MASSACHUSETTS-0.63%
Massachusetts (State of)
  Consumer Loan;
  Unlimited Tax Series 1999
  C GO
  5.250%, 09/01/08           AA-     Aa3       1,000      1,020,620
-------------------------------------------------------------------
Massachusetts (State of)
  Health and Educational
  Facilities Authority (Eye
  and Ear Infirmary);
  Series 1998 B RB
  5.00%, 07/01/05             A       --       1,000      1,005,370
-------------------------------------------------------------------
New England Education Loan
  Marketing Corp;
  Refunding Student Loan
  Senior Issue 1992 D RB
  6.20%, 09/01/00             --     Aaa         400        407,660
-------------------------------------------------------------------
                                                          2,433,650
-------------------------------------------------------------------
MICHIGAN-1.03%
Dearborn (City of) Economic
  Development Corp.
  (Oakwood Obligated
  Group);
  Hospital Series 1991 A RB
  6.95%, 08/15/01(b)(c)(d)   AAA     Aaa       1,000      1,068,490
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
MICHIGAN-(CONTINUED)
Detroit (City of) School
  District;
  Unlimited Tax Series 1992
  GO
  5.60%, 05/01/01(b)         AA+     Aa2      $  765   $    782,511
-------------------------------------------------------------------
Michigan State Building
  Authority;
  Refunding Series 1991 I
  RB
  6.40%, 10/01/04             AA     Aa2       2,000      2,111,660
-------------------------------------------------------------------
                                                          3,962,661
-------------------------------------------------------------------
MINNESOTA-0.20%
Southern Minnesota
  Municipal Power Agency;
  Unrefunded Power Supply
  System Series 1992 A RB
  5.60%, 01/01/04             A+      A2         745        771,597
-------------------------------------------------------------------
MISSISSIPPI-1.39%
Gulfport (City of);
  Refunding Unlimited Tax
  Series 1998 GO
  4.50%, 05/01/07(b)          --     Aaa         515        503,037
-------------------------------------------------------------------
  4.55%, 05/01/08(b)          --     Aaa         550        533,643
-------------------------------------------------------------------
Mississippi (State of);
  Lease Series 1999 A COP
  4.25%, 10/15/00(b)         AAA     Aaa       4,280      4,299,174
-------------------------------------------------------------------
                                                          5,335,854
-------------------------------------------------------------------
MISSOURI-0.49%
Fort Osage Reorganization
  School District #1
  (Missouri School District
  Direct Deposit Program);
  Unlimited Tax Series 1997
  GO
  4.95%, 03/01/06            AA+     Aa1         405        411,196
-------------------------------------------------------------------
Missouri (State of) Health
  and Educational
  Facilities Authority
  (Freeman Health Systems
  Project);
  Hospital Series 1998 RB
  4.85%, 02/15/07(b)          A       --       1,000        972,210
-------------------------------------------------------------------
  5.00%, 02/15/08(b)          A       --         515        502,604
-------------------------------------------------------------------
                                                          1,886,010
-------------------------------------------------------------------
MONTANA-0.11%
Montana (State of) Higher
  Education Assistance
  Corp.;
  Student Loan Series 1992
  A RB
  6.60%, 12/01/00             --      A          420        429,076
-------------------------------------------------------------------
NEVADA-1.84%
Clark (County of)
  Improvement District #65
  (Lamb Boulevard III);
  Series 1992 Special
  Assessment
  6.20%, 12/01/02            AA-      A1         120        123,900
-------------------------------------------------------------------
Las Vegas (City of);
  Limited Tax Park Series
  1999 GO
  5.00%, 08/01/09(b)         AAA     Aaa       3,000      2,974,560
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
NEVADA-(CONTINUED)
Nevada (State of) Capital
  Improvement and Cultural
  Affairs;
  Limited Tax Series 1999 A
  GO
  5.25%, 02/01/09             AA     Aa2      $1,125   $  1,142,314
-------------------------------------------------------------------
  5.00%, 02/01/10             AA     Aa2       2,500      2,472,050
-------------------------------------------------------------------
Nevada (State of) Municipal
  Bond Bank Project #38-39;
  Limited Tax Series 1992 A
  GO
  6.00%, 07/01/01(d)          AA     NRR         350        360,549
-------------------------------------------------------------------
                                                          7,073,373
-------------------------------------------------------------------
NEW HAMPSHIRE-1.45%
New Hampshire (State of)
  Municipal Bond Bank;
  Unlimited Tax Series 1999
  B GO
  5.25%, 08/15/09(b)         AAA     Aaa       5,465      5,591,351
-------------------------------------------------------------------
NEW JERSEY-2.39%
Gloucester (County of)
  Utilities Authority;
  Refunding Sewer Series
  1991 RB
  6.10%, 01/01/00            AA-      A1         225        226,127
-------------------------------------------------------------------
Jersey City (City of);
  Unlimited Tax School
  Series 1992 GO
  6.40%, 02/15/00             AA     Aa2       1,000      1,009,430
-------------------------------------------------------------------
New Jersey (State of)
  Educational Facilities
  Authority;
  Higher Education
  Facilities Trust Fund
  Series 1995 A RB
  5.125%, 09/01/09(b)        AAA     Aaa       2,000      2,019,960
-------------------------------------------------------------------
Ocean City (City of);
  Unlimited Tax Series 1998
  GO
  5.00%, 04/01/09(b)         AAA     Aaa       1,400      1,410,514
-------------------------------------------------------------------
Passaic (County of)
  Utilities Authority;
  Solid Waste System Series
  1999 A RB
  4.70%, 03/01/07(b)         AAA     Aaa       1,970      1,960,189
-------------------------------------------------------------------
  4.80%, 03/01/08(b)         AAA     Aaa       2,040      2,028,760
-------------------------------------------------------------------
Trenton (City of);
  Unlimited Tax Series 1992
  GO
  6.10%, 08/15/02(b)         AAA     Aaa         500        526,295
-------------------------------------------------------------------
                                                          9,181,275
-------------------------------------------------------------------
NEW MEXICO-2.01%
Albuquerque (City of) Joint
  Water and Sewer System;
  Series 1990 A RB
  6.00%, 07/01/00(c)(d)      AAA     NRR       1,000      1,016,400
-------------------------------------------------------------------
Farmington (City of) (San
  Juan Regional Medical
  Center);
  Hospital Series A RB
  5.00% 06/01/01(b)           --     Aaa       1,015      1,028,449
-------------------------------------------------------------------
New Mexico (State of);
  Severance Tax Series 1999
  B RB
  5.00% 07/01/06              AA     Aa2       5,100      5,153,142
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
NEW MEXICO-(CONTINUED)
Santa Fe (City of);
  Series 1994 RB
  5.50% 06/01/03(d)          AAA     Aaa      $  500   $    518,355
-------------------------------------------------------------------
                                                          7,716,346
-------------------------------------------------------------------
NEW YORK-7.82%
Long Island Power Authority
  (Electric System);
  Series 1998 A RB
  5.25%, 12/01/02             A-     Baa1      1,250      1,277,212
-------------------------------------------------------------------
Nassau (County of);
  Unlimited Tax General
  Improvement Series 1997 V
  GO
  5.15%, 03/01/07(b)         AAA     Aaa       5,000      5,082,850
-------------------------------------------------------------------
New York (City of);
  Refunding Series 1996 D
  GO 5.60%, 11/01/05          A-      A3       5,000      5,216,350
-------------------------------------------------------------------
New York (City of);
  Unlimited Tax Series 1996
  G GO
  5.90%, 02/01/05             A-      A3       1,150      1,210,363
-------------------------------------------------------------------
New York (City of);
  Unlimited Tax Series 1999
  H GO
  5.00%, 03/15/09             A-      A3       1,830      1,806,924
-------------------------------------------------------------------
New York (City of) Transit
  Authority (Metropolitan
  Transportation
  Authority);
  Triborough Series 1999 A
  COP
  5.00%, 01/01/08(b)         AAA     Aaa       1,000      1,005,290
-------------------------------------------------------------------
New York (State of)
  Dormitory Authority;
  Mental Health Facilities
  Series 1997 A RB
  6.00%, 02/15/05             A-      A3       1,000      1,057,510
-------------------------------------------------------------------
  6.00%, 08/15/07             A-      A3       1,775      1,891,458
-------------------------------------------------------------------
New York (State of)
  Dormitory Authority (Pace
  University Issue);
  Series 1997 RB
  6.00%, 07/01/07(b)         AAA     Aaa       1,275      1,371,110
-------------------------------------------------------------------
New York (State of)
  Dormitory Authority
  (Upstate Community
  Colleges);
  Series 1999 A RB
  4.375%, 07/01/09(b)        AAA     Aaa       1,000        948,510
-------------------------------------------------------------------
New York (State of) Medical
  Care Facilities (Hospital
  and Nursing Home);
  Financial Agency
  Series 1995 A RB
  5.60%, 02/15/05(b)         AAA      --       1,105      1,118,669
-------------------------------------------------------------------
New York (State of) Tollway
  Authority;
  General Series 1997 D RB
  5.40%, 01/01/10            AA-     Aa3       5,000      5,097,900
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
NEW YORK-(CONTINUED)
Triborough Bridge and
Tunnel Authority;
General Purpose Series 1994
A RB
4.80%, 01/01/08               A+     Aa3      $3,000   $  2,973,630
-------------------------------------------------------------------
                                                         30,057,776
-------------------------------------------------------------------
NORTH CAROLINA-2.04%
Coastal Regional Solid
  Waste Management
  Authority (Solid Waste
  Disposal System);
  Refunding Series 1999 RB
  4.00%, 06/01/04(b)         AAA     Aaa       1,775      1,729,276
-------------------------------------------------------------------
North Carolina Municipal
  Power Agency #1 (Catawba
  Electric);
  Electrical Series RB
  5.25%, 01/01/07(b)         AAA     Aaa       1,000      1,018,600
-------------------------------------------------------------------
North Carolina (State of)
  (Public Improvement);
  Unlimited Tax Series 1999
  A GO
  5.25%, 03/01/10            AAA     Aaa       5,000      5,096,150
-------------------------------------------------------------------
                                                          7,844,026
-------------------------------------------------------------------
NORTH DAKOTA-0.24%
Fargo (City of);
  Refunding Water Series
  1997 RB
  5.50%, 01/01/08(b)         AAA     Aaa         905        937,028
-------------------------------------------------------------------
OHIO-2.22%
Franklin (County of);
  Limited Tax Series 1991
  GO
  6.30%, 12/01/01(c)(d)      NRR     NRR       1,500      1,592,235
-------------------------------------------------------------------
Greene (County of) Water
  System;
  Series 1996 A RB
  5.45%, 12/01/06(b)         AAA     Aaa         585        612,085
-------------------------------------------------------------------
Hilliard (City of) School
  District;
  Refunding Unlimited Tax
  Series 1992 GO
  6.05%, 12/01/00(b)         AAA     Aaa         500        512,800
-------------------------------------------------------------------
  6.15%, 12/01/01(b)         AAA     Aaa         250        260,875
-------------------------------------------------------------------
Lucas (County of) (St.
  Vincent's Medical
  Center);
  Hospital Improvement
  Series A 1990 RB
  6.75%, 08/15/20(b)         AAA     Aaa       2,000      2,083,060
-------------------------------------------------------------------
Ohio (State of) Highway
  Capital Improvement;
  Unlimited Tax Series 1999
  D GO
  4.50%, 05/01/08            AAA     Aa1       2,000      1,948,580
-------------------------------------------------------------------
Ohio (State of);
  (Elementary & Secondary
  Education Facilities);
  Special Obligation Series
  1997 A RB
  5.10%, 12/01/05            AA-     Aa2       1,500      1,534,065
-------------------------------------------------------------------
                                                          8,543,700
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
OKLAHOMA-1.28%
Mustang (City of)
  Improvement Authority;
  Utility Series 1999 RB
  5.25%, 10/01/09(b)          --     Aaa      $1,130   $  1,153,775
-------------------------------------------------------------------
Norman (City of) Regional
  Hospital Authority;
  Refunding Series 1996 A
  RB
  5.20%, 09/01/06(b)         AAA     Aaa         310        318,854
-------------------------------------------------------------------
  5.30%, 09/01/07(b)         AAA     Aaa       1,090      1,124,727
-------------------------------------------------------------------
Oklahoma (State of) Capitol
  Improvement Authority;
  State Facilities Series
  1999 A RB
  5.00%, 09/01/09(b)         AAA     Aaa       1,000      1,001,500
-------------------------------------------------------------------
Oklahoma (State of) Housing
  Finance Agency;
  Single Family Mortgage
  Series 1991 A RB
  6.55%, 03/01/00(b)         AAA     Aaa          80         80,800
-------------------------------------------------------------------
Southern Oklahoma Memorial
  Hospital Authority;
  Hospital Series 1993 A RB
  5.60%, 02/01/00(d)         NRR     NRR       1,250      1,256,925
-------------------------------------------------------------------
                                                          4,936,581
-------------------------------------------------------------------
OREGON-1.22%
Cow Creek Band (Umpqua
  Tribe of Indians);
  Series 1998 B RB
  4.25%, 07/01/03(b)(f)
  (Acquired 08/18/98; Cost
  $980,000)                  AAA     Aaa         980        973,258
-------------------------------------------------------------------
Grande Ronde (City of)
  Community Confederated
  Tribes (Governmental
  Facilities and
  Infrastructure);
  Unlimited Tax Series 1997
  GO
  5.00%, 12/01/07(b)         AAA     Aaa       1,145      1,158,694
-------------------------------------------------------------------
Portland (City of);
  Sewer System Series 1994
  A RB
  5.45%, 06/01/03             A+      A1       1,065      1,101,955
-------------------------------------------------------------------
  5.55%, 06/01/04             A+      A1         500        520,945
-------------------------------------------------------------------
Salem (City of) Hospital
  Facilities Authority
  (Salem Hospital);
  Series 1998 RB
  4.20%, 08/15/08            AA-      --       1,000        928,320
-------------------------------------------------------------------
                                                          4,683,172
-------------------------------------------------------------------
PENNSYLVANIA-5.50%
Fayette (County of)
  Hospital Authority (Union
  Town Hospital);
  Refunding Series 1996 RB
  4.85%, 06/15/01(b)         AAA      --       1,000      1,010,950
-------------------------------------------------------------------
Lackawanna (County of);
  Unlimited Tax Series 1999
  A GO
  4.40%, 01/01/09(b)         AAA     Aaa         510        485,005
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
PENNSYLVANIA-(CONTINUED)
Lehigh (County of) General
  Purpose Authority
  (Kidspeace Obligation
  Group);
  Series 1998 RB
  5.70%, 11/01/09(b)          A       --      $1,000   $  1,004,510
-------------------------------------------------------------------
Pennsylvania (State of)
  Higher Educational
  Facilities Authority;
  Series 1999 RB
  4.40%, 07/01/07(b)         AAA     Aaa       1,595      1,547,038
-------------------------------------------------------------------
  4.50%, 07/01/08(b)         AAA     Aaa       1,525      1,474,583
-------------------------------------------------------------------
  4.55%, 07/01/09(b)         AAA     Aaa         750        720,263
-------------------------------------------------------------------
Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (UPMC Health System);
  Series A RB
  5.00%, 08/01/09(b)         AAA     Aaa       4,000      3,963,000
-------------------------------------------------------------------
Philadelphia (City of)
  Hospitals and Higher
  Education Facilities
  Authority (St. Agnes
  Medical Center);
  Series 1996 A RB
  5.00%, 07/01/05(b)         AAA     Aaa         865        865,571
-------------------------------------------------------------------
Philadelphia (City of) Gas
  Works;
  Sixteenth Series 1999 RB
  5.25%, 07/01/08(b)         AAA     Aaa       4,000      4,078,280
-------------------------------------------------------------------
York (City of) General
  Authority;
  Variable Rate Demand
  Pooled Financing Series
  1996 RB
  (LOC-First Union National
  Bank)
  3.85%, 09/01/26(e)         A-1      --       5,978      5,978,000
-------------------------------------------------------------------
                                                         21,127,200
-------------------------------------------------------------------
RHODE ISLAND-0.28%
Rhode Island (State of);
  Refunding Unlimited Tax
  Series 1992 GO
  6.10%, 06/15/03(b)         AAA     Aaa       1,000      1,058,360
-------------------------------------------------------------------
SOUTH CAROLINA-2.60%
Charleston (County of)
  (Care Alliance Health
  Services);
  Series 1999 A RB
  4.40%, 08/15/08(b)         AAA     Aaa       3,000      2,886,810
-------------------------------------------------------------------
Medical University of South
  Carolina;
  Hospital Facilities
  Series 1999 RB
  5.50%, 07/01/09             A       A3       1,000        991,000
-------------------------------------------------------------------
Piedmont (City of)
  Municipal Power Agency;
  Refunding Series 1996 B
  RB
  5.25%, 01/01/09(b)         AAA     Aaa       5,000      5,072,700
-------------------------------------------------------------------
South Carolina (State of)
  Public Service Authority;
  Series 1999 A RB
  5.25%, 01/01/10(b)         AAA     Aaa       1,000      1,030,710
-------------------------------------------------------------------
                                                          9,981,220
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
SOUTH DAKOTA-0.52%
Rapid City (City of);
  Sales Tax Series 1995 A
  RB
  5.60%, 06/01/05(b)         AAA     Aaa      $  255   $    266,651
-------------------------------------------------------------------
South Dakota Health and
  Educational Facility
  (McKennan Hospital);
  Refunding Series 1996 RB
  5.40%, 07/01/06(b)         AAA     Aaa       1,680      1,735,373
-------------------------------------------------------------------
                                                          2,002,024
-------------------------------------------------------------------
TENNESSEE-1.85%
Franklin Special School
  District;
  Limited Tax School Series
  1999 GO
  5.25%, 06/01/09             --     Aa2       1,160      1,181,912
-------------------------------------------------------------------
Nashville and Davidson
  (County of) Health and
  Education Facilities
  Board (Welch Bend
  Apartments);
  Multifamily Housing
  Series 1996 A RB
  5.50%, 01/01/07(c)         AAA      --       2,700      2,749,896
-------------------------------------------------------------------
Nashville and Davidson
  (County of) Metropolitan
  Government Health and
  Educational Facilities
  Board (Meharry Medical
  College);
  Series 1979 RB
  7.875%, 12/01/04(d)        NRR     Aaa         845        913,876
-------------------------------------------------------------------
Tennergy Corp.;
  Gas Series 1999 RB
  4.125%, 06/01/09(b)        AAA     Aaa       1,000        932,120
-------------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Mortgage Financing
  Refunding Series 1993 A
  RB
  5.65%, 01/01/07             A+      A1       1,325      1,345,604
-------------------------------------------------------------------
                                                          7,123,408
-------------------------------------------------------------------
TEXAS-13.81%
Alamo Community College
  District;
  Limited Tax Series 1990
  GO
  6.90%, 02/15/00(c)(d)      NRR     AAA         500        505,600
-------------------------------------------------------------------
Beaumont (City of)
  Waterworks and Sewer
  System;
  Refunding Series 1998 RB
  5.25%, 09/01/08(b)         AAA     Aaa       1,280      1,307,328
-------------------------------------------------------------------
Beaumont (Port of)
  Navigation Distribution;
  Refunding and Improvement
  Unlimited Tax Series 1999
  A GO
  5.00%, 03/01/09(b)         AAA     Aaa       1,000        999,210
-------------------------------------------------------------------
Bexar (County of) Housing
  Finance Authority
  (Fountainhead Apts.);
  Refunding Variable Rate
  Demand Multifamily Series
  RB
  3.75%, 09/15/26(e)         A-1+     --       2,827      2,827,000
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)
Canadian River Municipal
  Water Authority (Bureau
  of Reclamation Project);
  Refunding Texas Contract
  Series 1999 RB
  4.35%, 10/01/09(b)         AAA     Aaa      $  615   $    579,705
-------------------------------------------------------------------
Canadian River Municipal
  Water Authority
  (Conjunctive Use
  Groundwater);
  Refunding Texas Contract
  Series 1999 RB
  5.00%, 02/15/09(b)          --     Aaa       1,955      1,941,901
-------------------------------------------------------------------
  5.00%, 02/15/10(b)          --     Aaa       2,655      2,625,264
-------------------------------------------------------------------
Central Texas College
  District;
  Building Series 1999 RB
  4.625%, 05/15/09(b)        AAA     Aaa       1,135      1,099,406
-------------------------------------------------------------------
Cleburne (City of)
  Waterworks and Sewer;
  Series 1999 RB
  5.50%, 02/15/10(b)         AAA     Aaa       1,395      1,421,086
-------------------------------------------------------------------
Collin (County of);
  Limited Tax Permanent
  Improvement Series 1999
  GO
  5.25%, 02/15/08             AA     Aa1         720        735,588
-------------------------------------------------------------------
  5.25%, 02/15/09             AA     Aa1         755        767,797
-------------------------------------------------------------------
Comal County Industrial
  Development Authority
  (Coleman Company, Inc.
  Project);
  Series 1980 IDR
  9.25%, 08/01/00(d)         NRR     NRR         170        173,451
-------------------------------------------------------------------
Conroe (City of)
  Independent School
  District;
  Unlimited School Tax
  Series 1991 GO
  7.375%, 02/01/01(b)        AAA     Aaa         115        119,760
-------------------------------------------------------------------
Gatesville Independent
  School District;
  Unlimited Tax School
  Refunding and Building
  Series 1995 GO
  5.80%, 02/01/03(b)          --     Aaa         485        506,044
-------------------------------------------------------------------
Harris (County of) (Port of
  Houston Authority);
  Series 1977 RB
  5.75%, 05/01/02             A       A2         805        813,622
-------------------------------------------------------------------
  5.75%, 05/01/02(b)         AAA     Aaa         810        819,129
-------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Christus Health);
  Series 1999 A RB
  5.375%, 07/01/08           AAA     Aaa       1,000      1,022,650
-------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Memorial Hospital
  System Project);
  Hospital Series 1992 RB
  6.70%, 06/01/00(d)         NRR     NRR       1,000      1,018,730
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)
Harris County Health
  Facilities Development
  Corp. (School Health Care
  System Project);
  Series 1997 B RB
  5.10%, 07/01/06(d)         NRR     NRR      $1,000   $  1,018,180
-------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Texas Children's
  Hospital Project);
  Series 1999 A RB
  5.00%, 10/01/08             AA     Aa2       1,565      1,536,141
-------------------------------------------------------------------
  5.00%, 10/01/09             AA     Aa2       1,920      1,867,066
-------------------------------------------------------------------
Keller (City of)
  Independent School
  District;
  Series 1994 COP
  5.75%, 08/15/01(b)         AAA     Aaa         915        941,407
-------------------------------------------------------------------
Kerrville (City of);
  Refunding Electric Series
  1991 RB
  6.375%, 11/01/01(b)        AAA     Aaa         185        193,236
-------------------------------------------------------------------
Killeen (City of);
  Refunding Limited Tax
  Series 1999 GO
  4.30%, 08/01/09(b)         AAA     Aaa       1,170      1,097,448
-------------------------------------------------------------------
La Joya Independent School
  District;
  Unlimited Tax Series 1998
  GO
  5.375%, 02/15/10(b)        AAA     Aaa       1,535      1,562,292
-------------------------------------------------------------------
La Marque Independent
  School District;
  Unlimited Tax Series 1992
  GO
  7.50%, 08/15/02(b)         AAA     Aaa         750        814,958
-------------------------------------------------------------------
Lower Colorado River
  Authority;
  Sixth Supplement Jr. Lien
  Series 1996 RB
  5.00%, 01/01/09            NRR     NRR         850        842,503
-------------------------------------------------------------------
Lubbock (City of);
  Series 1999 COP
  5.00%, 02/15/10             AA     Aa2         680        672,921
-------------------------------------------------------------------
Lubbock Health Facility
  Development Corp.
  (Methodist Hospital);
  Series 1993 B RB
  5.40%, 12/01/05(d)         AAA     Aaa         500        520,385
-------------------------------------------------------------------
Plano Independent School
  District;
  Unlimited Tax Series 1994
  GO
  5.80%, 02/15/05(b)         AAA     Aaa       2,025      2,118,272
-------------------------------------------------------------------
San Antonio (City of);
  Refunding and Improvement
  Limited Tax Series 1996 A
  GO
  5.00%, 08/01/09            AA+     Aa2       3,925      3,918,681
-------------------------------------------------------------------
San Antonio (City of)
  Electric and Gas;
  Refunding Series 1998 A
  RB
  5.25%, 02/01/10             AA     Aa1       8,500      8,566,725
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)
Tarrant (County of) Housing
Finance Corp. (Arbors On
the Park II);
Multifamily Housing Series
1990 RB
5.05%, 12/01/07              AAA      --      $1,450   $  1,430,860
-------------------------------------------------------------------
Temple (City of);
  Refunding Limited Tax
  Series 1992 GO
  5.80%, 02/01/01(b)         AAA     Aaa         250        255,335
-------------------------------------------------------------------
Texas Municipal Power
  Agency;
  Series 1992 RB
  5.75%, 09/01/02(c)(d)      AAA     Aaa       1,000      1,039,720
-------------------------------------------------------------------
Texas (State of) Turnpike
  Authority (Addison
  Airport Toll Tunnel
  Project);
  Dallas North Tollway
  Series 1994 RB
  6.30%, 01/01/05(b)         AAA     Aaa         500        537,445
-------------------------------------------------------------------
Texas (State of) Water
  Development Board (State
  Revolving Fund);
  Sr. Lien Series 1999 A RB
  5.50%, 07/01/09            AAA     Aa1       1,000      1,032,750
-------------------------------------------------------------------
University of Texas
  (Financing System);
  Series 1996 B RB
  4.80%, 08/15/09            AAA     Aa1       1,650      1,620,680
-------------------------------------------------------------------
  Series 1999 B RB
  5.50%, 08/15/09            AAA     Aa1       1,000      1,034,550
-------------------------------------------------------------------
Weatherford (City of)
  Utility System;
  Refunding and Improvement
  Series 1999 RB
  4.35%, 09/01/09(b)         AAA     Aaa       1,275      1,202,249
-------------------------------------------------------------------
                                                         53,107,075
-------------------------------------------------------------------
UTAH-0.87%
Intermountain Power Agency
  (Utah Power Supply);
  Refunding Series 1997 B
  RB
  6.00%, 07/01/07(b)         AAA     Aaa       1,000      1,074,720
-------------------------------------------------------------------
Utah (State of) Associated
  Municipal Power System
  (Hunter Project);
  Refunding Series 1994 RB
  5.00%, 07/01/09(b)         AAA     Aaa       1,500      1,487,340
-------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency;
  Single Family Mortgage
  Series 1999 E-II RB
  4.95%, 07/01/06            AAA     Aaa         250        249,555
-------------------------------------------------------------------
Utah (State of) (Board of
  Water Resource Program);
  Revolving Fund
  Recapitalization Series
  1992 B RB
  6.10%, 04/01/02             AA      --         500        521,145
-------------------------------------------------------------------
                                               3,250      3,332,760
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
VIRGINIA-0.64%
Hampton Roads Medical
  College;
  Refunding General Series
  1991 A RB
  6.00%, 11/15/99             A-      --      $  605   $    606,440
-------------------------------------------------------------------
Norfolk (City of)
  Redevelopment and Housing
  Authority (Tidewater
  Community College
  Campus);
  Educational Facility
  Series 1995 RB
  5.30%, 11/01/04             AA      A2         535        553,463
-------------------------------------------------------------------
  5.40%, 11/01/05             AA      A2         500        518,820
-------------------------------------------------------------------
Portsmouth (City of);
  Refunding Unlimited Tax
  Port Improvement Series
  1992 GO
  6.40%, 11/01/03            AA-      A3         450        465,826
-------------------------------------------------------------------
Portsmouth (City of);
  Refunding Unlimited Tax
  Public Utility Series
  1992 GO
  5.90%, 11/01/01            AA-      A3         300        317,415
-------------------------------------------------------------------
                                                          2,461,964
-------------------------------------------------------------------
WASHINGTON-2.57%
King (County of);
  Sewer Series 1994 A RB
  5.80%, 01/01/04(c)(d)      NRR     Aaa       1,000      1,063,750
-------------------------------------------------------------------
Lewis (County of) Public
  Utility District #1
  (Cowlitz Falls
  Hydroelectronics);
  Refunding Series 1993 RB
  5.375%, 10/01/08           AA-     Aa1       1,000      1,022,830
-------------------------------------------------------------------
Seattle (City of);
  Refunding Limited Tax
  Series GO
  6.40%, 10/01/01(d)         NRR     NRR         250        260,485
-------------------------------------------------------------------
Seattle (Port of);
  Series 1992 A RB
  6.00%, 11/01/01            AA-     Aa3         500        517,365
-------------------------------------------------------------------
Snohomish (County of)
  Public Utilities District
  #1;
  Electric Generation
  System Series 1993 RB
  5.70%, 01/01/06(b)         AAA     Aaa       4,000      4,196,040
-------------------------------------------------------------------
Washington (State of);
  Refunding Unlimited Tax
  Series 1999 R 2000A GO
  5.25%, 01/01/07            AA+     Aa1         500        512,475
-------------------------------------------------------------------
Washington (State of)
  Health Care Facilities
  Authority;
  Providence Services
  Series 1999 RB
  5.50%, 12/01/09(b)         AAA     Aaa       2,275      2,325,642
-------------------------------------------------------------------
                                                          9,898,587
-------------------------------------------------------------------
WISCONSIN-1.98%
Oak Creek (City of);
  Waterworks Systems Series
  1998 BAN
  3.90%, 09/01/00             --     MIG1      1,000      1,000,240
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
WISCONSIN-(CONTINUED)
Wisconsin (State of) Health
  & Educational Facilities
  Authority; (Benedictine
  Health);
  Health Care Series 1999 B
  RB
  5.00%, 02/15/09(b)         AAA      --      $1,185   $  1,175,319
-------------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Charity
  Obligation Group);
  Hospital Series 1997 D RB
  4.90%, 11/01/05(c)         NRR     NRR       2,190      2,177,429
-------------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Marshfield
  Clinic);
  Series 1997 RB
  5.20%, 02/15/07(b)         AAA     Aaa       3,210      3,278,662
-------------------------------------------------------------------
                                                          7,631,650
-------------------------------------------------------------------

                               RATING(a)       PAR        MARKET
                             S&P    MOODY'S   (000)       VALUE
WYOMING-0.26%
Wyoming Building Corp.;
  Series 1998 RB
  4.25%, 10/01/01(b)         AAA     Aaa      $1,000   $  1,002,640
-------------------------------------------------------------------
TOTAL INVESTMENTS-103.70%
  (Cost $398,347,455)                                   398,636,416
-------------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(3.70)%                                        (14,222,339)
-------------------------------------------------------------------
NET ASSETS-100.00%                                     $384,414,077
===================================================================

Investment Abbreviations:

BAN - Bond Anticipation Notes
COP - Certificates of Participation
GO  - General Obligation Bonds
IDR - Industrial Development Revenue Bonds
LOC - Letter of Credit
NRR - Not Re-Rated
RB  - Revenue Bonds
RAN - Revenue Anticipation Notes
Sr. - Senior

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("MOODY'S") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security.
(b) Secured by bond insurance.
(c) Security has an outstanding irrevocable call or mandatory put by the issuer. Market value and maturity date reflect such call or put.
(d) Secured by an escrow fund of U.S. Treasury obligations.
(e) Payable on demand by the Fund at specified frequencies no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 1999.
(f) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of this security has been determined in accordance with procedures established by the Board of Directors. The market value of this security at 09/30/99 represented 0.25% of the Fund's net assets.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1999
(Unaudited)

ASSETS:
Investments, at market value (cost
  $398,347,455)                            $  398,636,416
---------------------------------------------------------
Cash                                                  452
---------------------------------------------------------
Receivables for:
  Capital stock sold                            2,513,805
---------------------------------------------------------
  Interest                                      4,790,419
---------------------------------------------------------
Investment for deferred compensation plan          25,186
---------------------------------------------------------
Other assets                                       45,180
---------------------------------------------------------
    Total assets                              406,011,458
---------------------------------------------------------
LIABILITIES:
Payables for:
  Investments purchased                        14,218,059
---------------------------------------------------------
  Capital stock reacquired                      6,792,132
---------------------------------------------------------
  Dividends                                       388,119
---------------------------------------------------------
  Deferred compensation plan                       25,186
---------------------------------------------------------
Accrued administrative services fees                6,269
---------------------------------------------------------
Accrued advisory fees                              94,292
---------------------------------------------------------
Accrued directors' fees                             2,000
---------------------------------------------------------
Accrued transfer agent fees                         9,074
---------------------------------------------------------
Accrued operating expenses                         62,250
---------------------------------------------------------
    Total liabilities                          21,597,381
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $  384,414,077
=========================================================
CAPITAL STOCK, $0.001 PAR VALUE PER
  SHARE:
  Authorized                                1,000,000,000
---------------------------------------------------------
  Outstanding                                  35,544,044
=========================================================
Net asset value and redemption price per
  share                                    $        10.82
=========================================================
Offering price per share:
  (Net asset value of $10.82 divided
    by 99.00%)                             $        10.93
=========================================================


STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999
(UNAUDITED)

INVESTMENT INCOME:
Interest income                              $ 7,576,290
--------------------------------------------------------
EXPENSES:
Advisory fees                                    485,026
--------------------------------------------------------
Administrative services fees                      24,949
--------------------------------------------------------
Custodian fees                                     8,014
--------------------------------------------------------
Transfer agent fees                               40,019
--------------------------------------------------------
Registration and filing fees                      76,053
--------------------------------------------------------
Directors' fees                                    4,277
--------------------------------------------------------
Other                                             67,042
--------------------------------------------------------
       Total expenses                            705,380
--------------------------------------------------------
Less: Expenses paid indirectly                    (1,557)
--------------------------------------------------------
       Net expenses                              703,823
--------------------------------------------------------
Net investment income                          6,872,467
--------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES:
Net realized gain (loss) on sales of
  investment securities                         (825,433)
--------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities     (7,716,427)
--------------------------------------------------------
       Net gain (loss) on investment
         securities                           (8,541,860)
--------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(1,669,393)
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 1999 and the year ended March 31, 1999 (UNAUDITED)

                                                               SEPTEMBER 30,      MARCH 31,
                                                                   1999              1999
                                                              ---------------    ------------
OPERATIONS:
  Net investment income                                        $  6,872,467      $  9,178,235
---------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities       (825,433)          409,752
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        (7,716,427)          966,924
---------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from
       operations                                                (1,669,393)       10,554,911
---------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income             (6,872,470)       (9,191,201)
---------------------------------------------------------------------------------------------
Distributions in excess of net investment income                   (332,094)          (47,638)
---------------------------------------------------------------------------------------------
Net increase from capital stock transactions                    148,788,565        42,214,423
---------------------------------------------------------------------------------------------
       Net increase in net assets                               139,914,608        43,530,495
---------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                           244,499,469       200,968,974
---------------------------------------------------------------------------------------------
  End of period                                                $384,414,077      $244,499,469
=============================================================================================
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in)                   $386,032,994      $237,244,429
---------------------------------------------------------------------------------------------
  Undistributed net investment income                              (356,286)          (24,189)
---------------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                   (1,551,592)         (726,159)
---------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                  288,961         8,005,388
---------------------------------------------------------------------------------------------
                                                               $384,414,077      $244,499,469
=============================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company is organized as a Maryland corporation consisting of four separate portfolios: AIM Tax-Free Intermediate Fund, AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Exempt Bond Fund of Connecticut. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM Tax-Free Intermediate Fund (the "Fund"). The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital by investing in high quality, intermediate-term municipal securities having a maturity of ten and one-half years or less.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued based on market quotations or at fair value determined by a pricing service approved by the Company's Board of Directors, provided that securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service represent valuations of the mean between current bid and asked market prices which may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Directors or its designees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in accordance with methods which are specifically authorized by the Board of Directors. Notwithstanding the above, short-term obligations with maturities of sixty days or less are valued at amortized cost.

B. Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gains and losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and original issue discounts, is earned from settlement date and is recorded on the accrual basis.
C. Dividends and Distributions to Shareholders -- It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable capital gains, if any) of $717,161, which expires, if not previously utilized, in the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.30% of the first $500 million of the Fund's average daily net assets, plus 0.25% of the Fund's average daily net assets in excess of $500 million, but not in excess of $1 billion, plus 0.20% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1999, AIM was paid $24,949 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended September 30, 1999, the AFS was paid $23,192 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. AIM Distributors received commissions of $33,071 from sales of capital stock during the six months ended September 30, 1999. Such commissions are not an expense of the Company. They are deducted from, and are not included in, the proceeds from sales of capital stock. Certain officers and directors of the Company are officers of AIM, AFS and AIM Distributors.
  During the six months ended September 30, 1999, the Fund paid legal fees of $2,247 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended September 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,557 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $1,557 during the six months ended September 30, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to directors who are not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended September 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period. Prior to May 28, 1999, the commitment fee rate was 0.05%.

NOTE 6-INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended September 30, 1999 was $188,370,997 and $39,453,463, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of September 30, 1999 is as follows:

Aggregate unrealized appreciation of
investment securities                         $ 3,469,977
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (3,181,016)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                  $   288,961
---------------------------------------------------------
Investments have the same cost for tax and financial
  statement purposes.

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended September 30, 1999 and the year ended March 31, 1999 were as follows:

                                                                    SEPTEMBER 30,                 MARCH 31,
                                                                        1999                        1999
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Sold                                                          22,133,243   $242,634,563   11,532,083   $128,215,321
-------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                              456,982      4,887,058      488,076      5,429,472
-------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (9,022,360)   (98,733,056)  (8,238,608)   (91,430,370)
-------------------------------------------------------------------------------------------------------------------
                                                              13,567,865   $148,788,565    3,781,551   $ 42,214,423
===================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during the six months ended September 30, 1999 and for each of the years in the five-year period ended March 31, 1999.

                                                                                                 MARCH 31,
                                                         SEPTEMBER 30,     ------------------------------------------------------
                                                             1999            1999        1998        1997       1996       1995
                                                        ---------------    --------    --------    --------    -------    -------
Net asset value, beginning of period                       $  11.13        $  11.05    $  10.73      $10.79     $10.67     $10.62
------------------------------------------------------     --------        --------    --------    --------    -------    -------
Income from investment operations:
    Net investment income                                      0.24            0.49        0.50        0.50       0.52       0.49
------------------------------------------------------     --------        --------    --------    --------    -------    -------
    Net gains (losses) on securities (both realized
      and unrealized)                                         (0.30)           0.08        0.32       (0.04)      0.12       0.04
------------------------------------------------------     --------        --------    --------    --------    -------    -------
        Total from investment operations                      (0.06)           0.57        0.82        0.46       0.64       0.53
------------------------------------------------------     --------        --------    --------    --------    -------    -------
Less distributions:
    Dividends from net investment income                      (0.25)          (0.49)      (0.50)      (0.52)     (0.52)     (0.48)
------------------------------------------------------     --------        --------    --------    --------    -------    -------
Net asset value, end of period                             $  10.82        $  11.13    $  11.05      $10.73     $10.79     $10.67
======================================================     ========        ========    ========    ========    =======    =======
Total return(a)                                               (0.58)%          5.27%       7.79%       4.33%      6.06%      5.17%
======================================================     ========        ========    ========    ========    =======    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                   $384,414        $244,499    $200,969    $173,342    $83,066    $82,355
======================================================     ========        ========    ========    ========    =======    =======
Ratio of expenses (exclusive of interest) to average
  net assets                                                   0.44%(b)        0.46%       0.45%       0.56%      0.65%      0.59%
======================================================     ========        ========    ========    ========    =======    =======
Ratio of net investment income to average net assets           4.25%(b)        4.43%       4.56%       4.63%      4.81%      4.65%
======================================================     ========        ========    ========    ========    =======    =======
Portfolio turnover rate                                          13%             32%         22%         26%        32%        75%
======================================================     ========        ========    ========    ========    =======    =======

(a) Does not deduct sales charges.
(b) Ratios are annualized and based on average net assets of $322,466,939.

BOARD OF DIRECTORS                                OFFICERS                                OFFICE OF THE FUND

Charles T. Bauer                                  Charles T. Bauer                        11 Greenway Plaza
Chairman                                          Chairman                                Suite 100
A I M Management Group Inc.                                                               Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                               INVESTMENT ADVISOR
Director
ACE Limited;                                      Carol F. Relihan                        A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Secretary     11 Greenway Plaza
Chief Executive Officer                                                                   Suite 100
COMSAT Corporation                                Gary T. Crum                            Houston, TX 77046
                                                  Senior Vice President
Owen Daly II                                                                              TRANSFER AGENT
Director                                          Dana R. Sutton
Cortland Trust Inc.                               Vice President and Treasurer            A I M Fund Services, Inc.
                                                                                          P.O. Box 4739
Edward K. Dunn Jr.                                Stuart W. Coco                          Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;              Vice President
Formerly Vice Chairman and President,                                                     CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and          Melville B. Cox
President, Mercantile Bankshares                  Vice President                          The Bank of New York
                                                                                          90 Washington Street
Jack Fields                                       Karen Dunn Kelley                       11th Floor
Chief Executive Officer                           Vice President                          New York, NY 10286
Texana Global, Inc.;
Formerly Member                                   Mary J. Benson                          COUNSEL TO THE FUND
of the U.S. House of Representatives              Assistant Vice President and
                                                  Assistant Treasurer                     Ballard Spahr
Carl Frischling                                                                           Andrews & Ingersoll, LLP
Partner                                           Sheri Morris                            1735 Market Street
Kramer, Levin, Naftalis & Frankel LLP             Assistant Vice President and            Philadelphia, PA 19103
                                                  Assistant Treasurer
Robert H. Graham                                                                          COUNSEL TO THE DIRECTORS
President and Chief Executive Officer             Renee A. Friedli
A I M Management Group Inc.                       Assistant Secretary                     Kramer, Levin, Naftalis & Frankel LLP
                                                                                          919 Third Avenue
Prema Mathai-Davis                                P. Michelle Grace                       New York, NY 10022
Chief Executive Officer, YWCA of the U.S.A.;      Assistant Secretary
Commissioner, New York City Dept. for the                                                 DISTRIBUTOR
Aging; and member of the Board of Directors,      Jeffrey H. Kupor
Metropolitan Transportation Authority of          Assistant Secretary                     A I M Distributors, Inc.
New York State                                                                            11 Greenway Plaza
                                                  Nancy L. Martin                         Suite 100
Lewis F. Pennock                                  Assistant Secretary                     Houston, TX 77046
Attorney
                                                  Ofelia M. Mayo
Louis S. Sklar                                    Assistant Secretary
Executive Vice President
Hines Interests                                   Lisa A. Moss
Limited Partnership                               Assistant Secretary

                                                  Kathleen J. Pflueger
                                                  Assistant Secretary

                                                  Samuel D. Sirko
                                                  Assistant Secretary

                                                  Stephen I. Winer
                                                  Assistant Secretary

                  AIM FUNDS(SM) KEEPS YOU POSTED ON YOUR INVESTMENT

                  We inform our shareholders about their investments with regular mailings throughout the year. Here is a description of the documents you will receive concerning your account and fund.


                  o DAILY CONFIRMATION STATEMENTS. A record of the transactions you initiate. For example, if you transfer part or all of your investment from one AIM fund to another, you will receive a statement confirming that the transaction took place.

                  o QUARTERLY STATEMENTS. These show you how your account has performed over the fiscal quarter and provide information on any applicable dividend payments. Statement inserts that sometimes accompany these mailings may give specific information about your fund or may contain educational information of general interest.

                  o  PROXY. As a shareholder of an AIM fund, you have the right
       WE INFORM     to vote on any change to a fund's published bylaws or
OUR SHAREHOLDERS     objectives. If the fund's board of directors proposes such
     ABOUT THEIR     a change, AIM will send a proxy to the shareholders. The
INVESTMENTS WITH     proxy allows you to direct an authorized person to cast
REGULAR MAILINGS     your vote according to your instructions. You can vote your
      THROUGHOUT     proxy by mail, phone or e-mail.
       THE YEAR.
                  o  PROSPECTUS. AIM sends you an updated version of your fund's prospectus every year. Your prospectus contains valuable information about your fund's objectives, risks, management and fees. Because this information is important, you should keep your prospectus with your other fund records.

                  o ANNUAL AND SEMIANNUAL REPORTS. AIM fund reports are sent to you twice a year, the semiannual covering the first six months of the fiscal year for a fund and the annual covering the entire fiscal year. These reports give you an idea of how your fund performed compared to the market in general. The reports also give you information about the holdings in your fund's portfolio and how market conditions and management decisions have affected your fund.

                  o YEAR-END TAX INFORMATION. This includes your year-end account statement, cost-basis statement and any tax forms pertinent to your AIM account. The tax forms report distributions you have received from your AIM funds, redemptions or exchanges you have made and any contributions you have made to tax-advantaged retirement accounts. It is important to retain the latter, IRS Form 5498, if you need to track deductible vs. nondeductible IRA contributions. The cost-basis statements are also important to retain because they can be very useful for calculating capital gains or losses if you use the "average basis single category" method of calculating cost basis. Year-end tax information will be accompanied by tax communications from AIM to help you fill out your tax forms. Your tax advisor can assist you in sorting through your year-end statements and other tax communications.

THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                                 FUND MONEY MARKET FUNDS                 A I M Management Group Inc. has provided
AIM Aggressive Growth Fund(1)                AIM Money Market Fund                   leadership in the mutual fund industry since
AIM Blue Chip Fund                           AIM Tax-Exempt Cash Fund                1976 and managed approximately $120 billion in
AIM Capital Development Fund                                                         assets for more than 6.4 million shareholders,
AIM Constellation Fund                       INTERNATIONAL GROWTH FUNDS              including individual investors, corporate
AIM Dent Demographic Trends Fund             AIM Advisor International Value Fund    clients and financial institutions, as of
AIM Large Cap Growth Fund                    AIM Asian Growth Fund                   September 30, 1999.
AIM Mid Cap Equity Fund                      AIM Developing Markets Fund               The AIM Family of Funds Registration Mark is
AIM Mid Cap Growth Fund                      AIM Euroland Growth Fund(4)             distributed nationwide, and AIM today is the
AIM Select Growth Fund                       AIM European Development Fund           10th-largest mutual fund complex in the United
AIM Small Cap Growth Fund(2)                 AIM International Equity Fund           States in assets under management, according to
AIM Small Cap Opportunities Fund(3)          AIM Japan Growth Fund                   Strategic Insight, an independent mutual fund
AIM Value Fund                               AIM Latin American Growth Fund          monitor.
AIM Weingarten Fund                          AIM New Pacific Growth Fund

GROWTH & INCOME FUNDS                        GLOBAL GROWTH FUNDS
AIM Advisor Flex Fund                        AIM Global Aggressive Growth Fund
AIM Advisor Large Cap Value Fund             AIM Global Growth Fund
AIM Advisor Real Estate Fund
AIM Balanced Fund                            GLOBAL GROWTH & INCOME FUNDS
AIM Basic Value Fund                         AIM Global Growth & Income Fund
AIM Charter Fund                             AIM Global Utilities Fund

INCOME FUNDS                                 GLOBAL INCOME FUNDS
AIM Floating Rate Fund                       AIM Emerging Markets Debt Fund
AIM High Yield Fund                          AIM Global Government Income Fund
AIM High Yield Fund II                       AIM Global Income Fund
AIM Income Fund                              AIM Strategic Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund           THEME FUNDS
                                             AIM Global Consumer Products and Services Fund
TAX-FREE INCOME FUNDS                        AIM Global Financial Services Fund
AIM High Income Municipal Fund               AIM Global Health Care Fund
AIM Municipal Bond Fund                      AIM Global Infrastructure Fund
AIM Tax-Exempt Bond Fund of Connecticut      AIM Global Resources Fund
AIM Tax-Free Intermediate                    AIM Global Telecommunications and Technology Fund(5)
                                             AIM Global Trends Fund(6)


(1) AIM Aggressive Growth Fund reopened to new investors November 16, 1998.
(2) AIM Small Cap Growth Fund closed to new investors on November 8, 1999.
(3) AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999. (4) On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund. (5) On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (6) Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Prior to August 27, 1999, the fund operated as a fund of funds. For more complete information about any AIM fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money. If used as sales material after January 20, 2000, this report must be accompanied by a current Quarterly Review of Performance for AIM Funds.

                                                         [AIM LOGO APPEARS HERE]

                                                         Invest with DISCIPLINE
                                                        --Registered Trademark--





A I M Distributors, Inc.                                               TFI-SAR-1